Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]

	December 31, 2024		December 31, 2023
	Quantity	R$ (whole numbers)	Quantity	R$ (whole numbers)
Initial balance	55,429,851	1,443,108,000	261,920,439	261,920,439
Issuance new shares	—	—	177,977,323	263,004,000
Capital reduction - transaction with HPX Corp, pursuant to the terms of the Business Combination	—	—	(439,897,762)	(524,924,439)
Ambipar Participações e Empreendimentos S.A.	—	—	39,234,746	841,029,236
PIPE investors	—	—	13,323,800	555,892,823
HPX Corp.	—	—	1,916,100	6,333,076
Others Investors	—	—	955,205	39,852,865
Final balance	55,429,851	1,443,108,000	55,429,851	1,443,108,000

Summary of business combination

R$
Cost of shares issued to HPX shareholders (1)	146,741
Fair value of Earn-out shares for Ambipar Holding (2)	(44,240)
Adjusted cost of shares issued to HPX shareholders	102,501

HPX Assets	48,083
HPX Liabilities	(49,676)
HPX net assets on 3/3/2023	(1,593)

Stock listing expense	100,909

1)    Considering the amount of US$9.89 per share on 02/28/23, date of the EGM approving the transaction and exchange of R$5.2037;
2)    Fair value estimated based on a Monte Carlo simulation model.

Summary of earning per share

Earnings per share	December 31, 2024	December 31, 2023	December 31, 2022
Earnings per share operations attributable to shareholders of the parent company before deductions	58,759	17,176	187,875
Number of ordinary shares (basic)	55,429,851	89,844,949	261,920,439

Basic earnings per share (in Reais)	1.06006	0.19117	0.71730

Earnings per share	December 31, 2024	December 31, 2023	December 31, 2022
Earnings per share operations attributable to shareholders of the parent company before deductions	58,759	17,176	187,875
Number of ordinary shares (diluted)	71,609,841	103,328,274	261,920,439
Diluted earnings per share (in Reais)	0.82054	0.16623	0.71730

Summary of capital transaction

Response
Inversiones Disal Emergencia
Assets and liabilities acquired at fair value (*)
Cash and cash equivalents	1,005
Other assets	25,650
Other liabilities	(323)
Total identifiable net assets	26,332

Total amount of consideration transferred	144,430
(-) Cash acquired	(1,005)
(-) Assumed value of the obligation to pay	—
Cash paid, net of cash received/receivable	143,425

Determination of goodwill (*)
Total amount of consideration, net	144,430
Total identifiable net assets	(26,332)
Goodwill paid on expected future profitability	118,098

Date of additional acquisition	06/28/2021
Company that acquired control	Emergência Participações S.A.

Value of acquisition	US$ 26,185 (thousand)
Percentage acquired	100%